Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 2.3	$ 2.4
Accrued benefit cost	(132.3)	(132.8)
Net (liability) recognized in the consolidated balance sheet	(130.0)	(130.4)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(7.6)	(7.8)
Net (liability) recognized in the consolidated balance sheet	$ (7.6)	$ (7.8)